Share-based payment reserve - Sasol Khanyisa Employee Share Ownership (Details)	12 Months Ended
	Jun. 30, 2018 ZAR (R) item	Jun. 30, 2017 ZAR (R)	Jun. 30, 2016 ZAR (R)
Share-based payment transaction
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	R 3,776,000,000	R 463,000,000	R 123,000,000
Tier 1 - Khanyisa Employee Share Ownership Plan (ESOP)
Share-based payment transaction
Value of rights granted	R 100,000
Service period	3 years
Vesting period	3 years
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	R 52,000,000
SSA (Tier 2 and Khanyisa Public)
Share-based payment transaction
Number of groups of participants | item	2
Percentage of dividend utilised for repayment of vendor funding and financial cost	97.50%
Trickle dividends percentage	2.50%
SSA (Tier 2 and Khanyisa Public) | Prime
Share-based payment transaction
Percentage of base rate used to calculate financing cost	75.00%
Tier 2 - Khanyisa ESOP
Share-based payment transaction
Service period	10 years
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	R 35,000,000
Percentage of transfer of beneficial ownership	9.20%
Khanyisa Public
Share-based payment transaction
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	R 1,762,000,000
Percentage of transfer of beneficial ownership	9.20%